Audit Information	12 Months Ended
Sep. 30, 2024
Auditor [Table]
Auditor Name	Marcum Asia CPAs LLP
Auditor Firm ID	5395
Auditor Location	New York, New York
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Golden Sun Health Technology Group Ltd and its subsidiaries (formerly known as Golden Sun Education Group Limited, collectively, the “Company”) as of September 30, 2024 and 2023, and the related consolidated statements of operations and comprehensive loss, changes in shareholders’ equity, and cash flows for the each of the two years in the period ended September 30, 2024 and 2023, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial positions of the Company as of September 30, 2024 and 2023, and the results of its operations and its cash flows for each of the two years in the period ended September 30, 2024 and 2023, in conformity with accounting principles generally accepted in the United States of America.